Material accounting policies - Schedule of Short Term Accounts Payable (Details)	3 Months Ended
	Sep. 30, 2022 USD ($)	Dec. 31, 2023 USD ($) investmentProperty	Dec. 31, 2022 USD ($) investmentProperty	Dec. 31, 2021 USD ($)
Disclosure of financial liabilities [line items]
Construction in-progress		$ 6,421,225	$ 13,369,927	$ 354,012
Land		275,230	366,975	0
Existing properties		5,107,983	2,239,163	385,369
Others accounts payables		1,384,528	652,723	2,272,034
Short-term accounts payable		$ 13,188,966	$ 16,628,788	3,011,415
Number of investment properties that began construction | investmentProperty		10	6
Long-term payable		$ 7,706,450	$ 7,889,937	$ 0
Land
Disclosure of financial liabilities [line items]
Additions other than through business combinations, property, plant and equipment	$ 8,256,912
Quarterly installment amount	91,744
Final payment amount	$ 7,431,218